Risk management - Capital Risk (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	11.47%	12.26%
Tier 1 phase in capital ratio	13.12%	12.77%
Total phase-in capital	14.98%	14.99%
CET1 fully loaded ratio	11.30%
Minimum
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	9.70%
Pillar 1 percentage	4.50%
Pillar 2 percentage	1.50%
Capital conservation buffer, percentage	2.50%
Globally Systemically Important Entity percentage	1.00%
Percentage of anti cyclical buffer on common equity Tier1 capital	0.20%
Tier 1 phase in capital ratio	1.50%
Total phase-in capital	13.20%